UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments	FMC Strategic Value Fund

January 31, 2013	(Unaudited)

	Shares	Value (000)
Common Stock (93.5%)
Automotive (10.9%)
Allison Transmission Holdings	170,000	$3,788
Drew Industries*	200,000	7,324
Federal-Mogul*	463,000	4,324
Spartan Motors	825,000	4,678

		20,114

Basic Industry (7.7%)
Harsco	170,000	4,333
Mueller Industries	184,000	9,818

		14,151

Chemicals (4.6%)
Huntsman	480,000	8,462

Energy (19.9%)
Approach Resources*	440,000	11,700
Halliburton	123,000	5,004
Oil States International*	40,000	3,103
Range Resources	190,000	12,762
Weatherford International Ltd.*	300,000	4,005

		36,574

Financial Services (2.7%)
American Safety Insurance Holdings Ltd.*	250,000	4,995

Food (2.9%)
Agrium	47,000	5,334

Industrial/Manufacturing (8.1%)
Actuant, Cl A	100,000	2,948
AZZ	160,000	6,846
Mettler-Toledo International*	24,000	5,101

		14,895

Miscellaneous (1.6%)
Leucadia National	120,000	3,054

Miscellaneous Consumer (10.7%)
Jarden*	130,000	7,649
Prestige Brands Holdings*	560,000	12,012

		19,661

Paper (4.9%)
Neenah Paper	293,000	9,065

Printing & Publishing (2.7%)
Cenveo*	895,000	2,237
RR Donnelley & Sons	300,000	2,760

		4,997

Schedule of Investments	FMC Strategic Value Fund

January 31, 2013	(Unaudited)

	Shares	Value (000)
Real Estate Investment Trust (1.1%)
Rouse Properties	115,000	$2,100

Services (5.6%)
ARC Document Solutions*	531,150	1,270
United Stationers	270,000	9,002

		10,272

Technology (5.9%)
MTS Systems	65,000	3,695
Polycom*	327,000	3,607
Tech Data*	70,000	3,564

		10,866

Transportation Equipment (2.4%)
Commercial Vehicle Group*	550,000	4,450

Veterinary Services (1.8%)
VCA Antech*	150,000	3,240

Total Common Stock
(Cost $121,455)		172,230

Short-Term Investment (6.3%)
Dreyfus Treasury Prime Cash Management Fund, 0.001%(1)
(Cost $11,630)	11,630,340	11,630

Total Investments – (99.8%)
(Cost $133,085)†		$183,860

Percentages are based on Net Assets (in thousands) of $184,155.

*	Non-income producing security.
(1)	The rate shown is the 7-day effective yield as of January 31, 2013.

Cl — Class

Ltd. — Limited

†	As of January 31, 2013, the tax basis cost of the Fund’s investments was $133,085 (in thousands) and the unrealized appreciation (depreciation) (in thousands) were $72,508 and $(21,733), respectively.

As of January 31, 2013, all of the investments in the Fund were Level 1, in accordance with the fair value hierarchy as defined by ASU 2011-04.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-001-1900

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013